Related Parties - Summary of Related Party Transactions (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of receivables and payables [line items]
Sales of goods and services	R$ 573,928	R$ 552,088	R$ 451,500
Purchase of goods / Inputs	(1,007,862)	(818,901)	(447,554)
Discontinued operation		57,007	58,508
Shared expense	(70,914)	(72,597)	(41,483)
Financial result	7,352	2,253	2,250
Raizen Combustiveis S.A. [member]
Disclosure of receivables and payables [line items]
Sales of goods and services	154,104	135,581	98,235
Purchase of goods / Inputs	(1,006,515)	(817,198)	(445,123)
Raizen Energia S.A. [member]
Disclosure of receivables and payables [line items]
Sales of goods and services	411,443	416,507	353,265
Purchase of goods / Inputs	(1,347)	(1,703)	(2,431)
Discontinued operation		57,007	58,508
Raizen Energia S.A. [member]
Disclosure of receivables and payables [line items]
Shared expense	(70,914)	(72,597)	(41,483)
Financial result	7,727	2,441	2,440
Usina Santa Luiza [member]
Disclosure of receivables and payables [line items]
Financial result	(378)	(180)
Other [member]
Disclosure of receivables and payables [line items]
Sales of goods and services	8,381
Other [member] | Other [member]
Disclosure of receivables and payables [line items]
Financial result	R$ 3	R$ (8)	R$ (190)